Derivative financial instruments - Reclassified from OCI to Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments for (gains) recognised in fuel and oil operating expenses, net of tax	€ 249.2	€ 119.5	€ (514.3)
Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments for (gains) recognised in fuel and oil operating expenses, net of tax	249.2	119.6	(514.3)
Cash Flow Hedges | Commodity forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments for (gains) recognised in fuel and oil operating expenses, net of tax	256.4	117.8	(504.6)
Cash Flow Hedges | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments for (gains) recognised in fuel and oil operating expenses, net of tax	0.5	2.3	1.1
Cash Flow Hedges | Foreign currency forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments for (gains) recognised in fuel and oil operating expenses, net of tax	€ (7.7)	€ (0.5)	€ (10.8)